JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.4%
Australia — 5.3%
Australia & New Zealand Banking Group Ltd.	2,385	45,323
BHP Group Ltd.	1,802	49,606
Commonwealth Bank of Australia	158	8,859
CSL Ltd.	128	20,048
Dexus, REIT	2,406	21,522
Goodman Group, REIT	2,223	22,482
Macquarie Group Ltd.	45	3,958
National Australia Bank Ltd.	265	5,167
Rio Tinto Ltd.	489	32,746
Rio Tinto plc	181	10,215
Westpac Banking Corp.	411	8,069

		227,995

Austria — 0.6%
Erste Group Bank AG *	755	27,099
IMMOFINANZ AG *	1	38

		27,137

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	537	54,029

Denmark — 1.6%
Chr Hansen Holding A/S	160	13,936
Novo Nordisk A/S, Class B	1,160	55,679

		69,615

Finland — 0.8%
Nokia OYJ (a)	1,814	9,777
Wartsila OYJ Abp	1,944	24,420

		34,197

France — 13.0%
Air Liquide SA	412	56,855
Airbus SE	285	40,345
Alstom SA	620	26,705
AXA SA	494	12,439
BNP Paribas SA	895	41,874
Capgemini SE	173	21,956
Natixis SA	4,242	17,012
Orange SA	1,411	20,916
Pernod Ricard SA	264	46,331
Renault SA	509	28,504
Safran SA	222	31,927
Sanofi	639	53,209
Schneider Electric SE	524	45,185
Sodexo SA	129	14,769
Thales SA	196	22,119
TOTAL SA	1,142	59,215
Unibail-Rodamco-Westfield, REIT	78	10,464
Vinci SA	101	10,354

		560,179

Germany — 8.5%
adidas AG	71	22,555
Allianz SE (Registered)	39	8,997
BASF SE	125	8,277
Bayer AG (Registered)	316	20,497
Brenntag AG	520	25,391
Daimler AG (Registered)	710	36,874
Deutsche Bank AG (Registered) (a)	705	5,453
Deutsche Boerse AG	170	23,618
Deutsche Post AG (Registered)	864	28,108
Deutsche Telekom AG (Registered)	2,158	35,346
Henkel AG & Co. KGaA (Preference)	262	26,990
Infineon Technologies AG	1,172	21,717
RWE AG	900	24,304
SAP SE	558	68,223
Siemens AG (Registered)	101	11,033

		367,383

Hong Kong — 2.9%
AIA Group Ltd.	5,513	56,426
CK Asset Holdings Ltd.	2,043	15,359
CK Hutchison Holdings Ltd.	1,662	15,528
Hong Kong Exchanges & Clearing Ltd.	1,163	39,074
I-CABLE Communications Ltd. * (a)	254	3

		126,390

Ireland — 0.7%
CRH plc	248	8,240
Ryanair Holdings plc, ADR *	341	21,187

		29,427

Italy — 2.3%
Assicurazioni Generali SpA	1,031	19,229
Enel SpA	8,491	58,085
FinecoBank Banca Fineco SpA	1,792	17,827
UniCredit SpA	278	3,274

		98,415

Japan — 22.4%
Asahi Group Holdings Ltd.	260	11,245
Bridgestone Corp.	789	29,616
Central Japan Railway Co.	120	24,101
Daicel Corp.	2,326	19,680
Daikin Industries Ltd.	278	34,479
DMG Mori Co. Ltd.	1,672	24,221
Electric Power Development Co. Ltd.	306	6,853
Hitachi Ltd.	396	14,040
Honda Motor Co. Ltd.	1,413	35,149
Japan Airlines Co. Ltd.	464	14,540
Japan Tobacco, Inc.	965	21,260
Kao Corp.	508	37,045
Keyence Corp.	17	9,526
Mabuchi Motor Co. Ltd.	762	26,311
Marui Group Co. Ltd.	1,131	24,433
Mitsubishi Corp.	1,021	27,416
Mitsubishi UFJ Financial Group, Inc.	7,394	36,517
Mitsui Fudosan Co. Ltd.	1,040	23,475
NGK Spark Plug Co. Ltd.	934	17,839
Nintendo Co. Ltd.	126	46,391
Nippon Telegraph & Telephone Corp.	837	37,766
Nomura Research Institute Ltd.	935	16,560
Olympus Corp.	610	6,651
Otsuka Corp.	577	22,760

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
Otsuka Holdings Co. Ltd.	833	30,630
Panasonic Corp.	2,261	19,067
Persol Holdings Co. Ltd.	714	17,262
Renesas Electronics Corp.*	2,142	12,587
Ryohin Keikaku Co. Ltd.	72	12,709
Seven & i Holdings Co. Ltd.	948	32,336
Sony Corp.	348	19,820
Sumitomo Electric Industries Ltd.	958	11,858
Sumitomo Mitsui Financial Group, Inc.	959	33,546
T&D Holdings, Inc.	2,158	24,236
Tokio Marine Holdings, Inc.	680	36,079
Tokyo Gas Co. Ltd.	354	8,839
Tokyu Corp.	1,863	32,628
Toray Industries, Inc.	2,515	17,303
Toyota Motor Corp.	1,068	69,008
West Japan Railway Co.	200	16,347
Yamato Holdings Co. Ltd.	405	7,955

		970,084

Luxembourg — 0.4%
ArcelorMittal	955	15,156

Malta — 0.0% (b)
BGP Holdings plc * ‡	449	1

Netherlands — 5.2%
Akzo Nobel NV	333	31,440
ASML Holding NV	223	49,699
Heineken NV	124	13,323
ING Groep NV	2,640	29,293
Koninklijke Philips NV	314	14,741
Royal Dutch Shell plc, Class A	1,152	36,295
Royal Dutch Shell plc, Class B	1,553	49,045

		223,836

Norway — 0.6%
Telenor ASA	1,269	25,710

Singapore — 0.9%
DBS Group Holdings Ltd.	1,901	36,243
United Overseas Bank Ltd.	209	3,976

		40,219

Spain — 3.1%
Banco Santander SA (a)	4,218	18,002
Bankia SA	6,622	13,129
Iberdrola SA	5,467	51,863
Iberdrola SA *	131	1,245
Industria de Diseno Textil SA	1,389	41,561
Telefonica SA	1,124	8,566

		134,366

Sweden — 1.3%
Lundin Petroleum AB	892	28,053
Svenska Handelsbanken AB, Class A	3,050	27,446

		55,499

Switzerland — 9.9%
Cie Financiere Richemont SA (Registered)	521	44,609
Credit Suisse Group AG (Registered) *	1,440	17,417
LafargeHolcim Ltd. (Registered) *	693	34,009
Nestle SA (Registered)	1,224	129,860
Novartis AG (Registered)	790	72,469
Roche Holding AG	317	84,872
Swiss Re AG	330	31,944
Zurich Insurance Group AG	33	11,553

		426,733

United Kingdom — 13.9%
3i Group plc	2,750	37,050
AstraZeneca plc	206	17,789
Aviva plc	4,220	20,720
Barratt Developments plc	2,326	18,161
BP plc	8,412	55,662
British American Tobacco plc	1,372	48,891
Burberry Group plc	1,013	27,943
Diageo plc	165	6,889
Dixons Carphone plc	7,234	10,484
GlaxoSmithKline plc	2,371	49,027
HSBC Holdings plc	4,642	37,175
InterContinental Hotels Group plc	699	48,593
ITV plc	12,872	17,289
Lloyds Banking Group plc	21,071	13,630
Prudential plc	2,596	53,403
SSE plc	1,538	20,507
Standard Chartered plc	3,806	31,324
Taylor Wimpey plc	7,880	15,439
Unilever NV	857	49,681
Vodafone Group plc	5,264	9,580
Whitbread plc	195	10,691

		599,928

United States — 0.8%
Ferguson plc	486	36,177

TOTAL COMMON STOCKS (Cost $4,060,507)		4,122,476

SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT COMPANIES — 3.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35% (c) (d) (Cost $165,408)	165,359	165,409

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50% (c) (d)	11,006	11,007
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30% (c) (d)	3,928	3,928

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $14,935)		14,935

Total Investments — 99.6% (Cost $4,240,850)		4,302,820
Other Assets Less Liabilities — 0.4%		19,159

Net Assets — 100.0%		4,321,979

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.2%
Pharmaceuticals	8.9
Insurance	6.4
Oil, Gas & Consumable Fuels	5.3
Automobiles	3.9
Chemicals	3.4
Capital Markets	3.3
Beverages	3.1
Electric Utilities	3.1
Food Products	3.0
Diversified Telecommunication Services	3.0
Metals & Mining	2.5
Textiles, Apparel & Luxury Goods	2.2
Aerospace & Defense	2.2
Trading Companies & Distributors	2.1
Personal Products	2.0
Semiconductors & Semiconductor Equipment	2.0
Machinery	1.7
Hotels, Restaurants & Leisure	1.7
Road & Rail	1.7
Household Durables	1.7
Electrical Equipment	1.7
Tobacco	1.6
Software	1.6
IT Services	1.4
Auto Components	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Specialty Retail	1.2
Entertainment	1.1
Construction Materials	1.0
Others (each less than 1.0%)	10.5
Short-Term Investments	3.8

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is approximately $14,012,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	762	09/2019	EUR	29,081	(442)
FTSE 100 Index	166	09/2019	GBP	15,172	78
SPI 200 Index	784	09/2019	AUD	90,259	2,104
TOPIX Index	139	09/2019	JPY	19,919	237

					1,977

Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$227,995	$—	$227,995
Austria	—	27,137	—	27,137
Belgium	—	54,029	—	54,029
Denmark	—	69,615	—	69,615
Finland	—	34,197	—	34,197
France	53,737	506,442	—	560,179
Germany	36,874	330,509	—	367,383
Hong Kong	—	126,390	—	126,390
Ireland	21,187	8,240	—	29,427
Italy	—	98,415	—	98,415
Japan	—	970,084	—	970,084
Luxembourg	—	15,156	—	15,156
Malta	—	—	1	1
Netherlands	—	223,836	—	223,836
Norway	—	25,710	—	25,710
Singapore	—	40,219	—	40,219
Spain	1,245	133,121	—	134,366
Sweden	—	55,499	—	55,499
Switzerland	—	426,733	—	426,733
United Kingdom	—	599,928	—	599,928
United States	—	36,177	—	36,177

Total Common Stocks	113,043	4,009,432	1	4,122,476

Investment of cash collateral from securities loaned	14,935	—	—	14,935
Short-Term Investments
Investment Companies	165,409	—	—	165,409

Total Investments in Securities	$293,387	$4,009,432	$1	$4,302,820

Appreciation in Other Financial Instruments
Futures Contracts	$2,341	$78	$—	$2,419

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(442)	$—	$(442)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended July 31, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35% (a) (b)	$—	$635,386	$469,983	$5	$1	$165,409	165,359	$1,087	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.50% (a) (b)	—	615,000	604,000	7	—	11,007	11,006	1,034	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30% (a) (b)	—	404,872	400,944	—	—	3,928	3,928	314	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares (a)	56,728	434,807	491,535	—	—	—	—	756	—

Total	$56,728	$2,090,065	$1,966,462	$12	$1	$180,344		$3,191	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.